[FRANKLIN TEMPLETON LETTERHEAD]
                              One Franklin Parkway,
                            San Mateo, CA 94403-1906

                                 January 13, 2010

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

     RE: Franklin Strategic Mortgage Portfolio (CIK #0000893226)
     File No. 811-07288

Ladies and Gentlemen:

On behalf of the above-referenced Fund submitted herewith under the EDGAR system, please find Amended Form N-CSR.

The amended form is being filed to replace the incorrect Item 1 of the Form N-CSR, which was inadvertently inserted.



Sincerely,

Franklin Strategic Mortgage Portfolio


/s/DAVID P. GOSS

David p. Goss
Vice President